ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS

18. ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS

The Company pays post-employment obligations to its retired employees. In addition, the Company is committed to make periodic benefits payments to certain former employees, who were terminated or early retired. These benefits are only applicable to the qualifying employees.

As of December 31, 2024, the Company had three defined benefit, non-contributory retirement or termination plans that cover qualifying employees. These defined benefit plans provide benefits to covered individuals satisfying certain age and/or service requirements. The three benefit plans are as follows:

(i) Plan 1: Post-employment benefits for civil retirees, retirees and internal retirees in 2019 restructure;

(ii) Plan 2: Termination benefits for internal retirees in 2019 restructure;

(iii) Plan 3: Post-employment benefits for retirees and active employees granted after 2019;

In March 2025, to cut costs and boost productivity, the Company launched the 2025 Employee Placement Project (the “2025 Project”) targeting all retirees and active employee under Plan 3. The 2025 Project was approved by the meeting of all employee representatives on March 25, 2025. Under this project, all the post-employment benefits under Plan 3 were terminated. Instead, the Company has offered multiple termination benefits:

(iv) Plan 4: Post-employment benefits for retirees and internal retirees in 2025 Project;

(v) Plan 5: Termination benefits for internal retirees in 2025 Project;

For the remaining active employees in Plan 3, their employment shall be terminated with a lump-sum termination compensation of US$11.65 million for a short period of time. As of June 30, 2025, the Company has paid the compensation for these employees.

The Company terminated Plan 3 on June 30, 2025. This change has been accounted for curtailment as of June 30, 2025 and has been recognized immediately. The unrecognized accumulated other comprehensive income is recognized immediately in profit or loss.

Plan 4 and Plan 5 were established on June 30, 2025. This change has been accounted for termination benefits as of June 30, 2025, and has been recognized immediately.

According to the policy of gradually raising retirement age and “Measures of the State Council on Gradually Raising the Statutory Retirement Age” (referred to as the “Measures”), the statutory retirement age has been changed since January 1, 2025. The change of the Company’s benefits has occurred pursuant to the Measures since December 31, 2024. The above change has no influence on Plan 1 and 2. The effect on Plan 3 has been accounted for as past service cost on December 31, 2024 and amortized during the average expected future working lifetime of corresponding members under ASC 715.

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	June 30, 2025	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)	(Unaudited)
Discount rate	1.75% / 1.50%	1.25%-1.75%	1.75%-2.25%
Mortality rate	(2010-2013) - CL5/CL6 up 2 years*
Annual withdrawal rate	3.00%	3.00%	3.00%
Annual increase rate of supplemental medical benefits	6.00%	6.00%	6.00%
Annual increase rate of social insurance, housing fund and EAP	8.00%	8.00%	8.00%

*	China Life Insurance Mortality Table (2010-2013)

Movements in the present value of the retirement and supplemental benefit obligations during the six months ended June 30, 2025 and 2024 are as follows:

	For the six months ended
	June 30, 2025	June 30, 2024
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Beginning of period	45,273	52,350
Service costs	40	39
Interest costs	302	554
Benefits paid	(3,716)	(4,151)
Actuarial loss arising from changes in financial assumptions	(1,099)	134
Termination Benefits	39,136	-
Gain due to curtailment	(1,846)	-
Translation adjustment	1,264	(1,181)
End of period	79,354	47,745

The amount of retirement and supplemental benefit obligations recognized in the consolidated balance sheets are determined as follows:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
End of period/year	79,354	45,273
Less: net amount due within one year (Note 16)	(11,658)	(7,839)
Net amount due after one year	67,696	37,434

The following amounts were recorded in the consolidated statements of operations as components of the benefit cost for this period:

	For the six months ended
	June 30, 2025	June 30, 2024
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Service costs	40	39
Interest costs	302	554
Amortization of actuarial losses	605	6
Amortization of past service cost	(99)	57
Termination Benefits(i)	39,136	-
Gain due to curtailment(i)	(1,846)	-
Immediate recognition of actuarial (gains) losses	(849)	1,121
Benefit cost for this period	37,289	1,777

(i)	It is the immediate recognition of benefit cost due to the 2025 Project.

The following amounts were recorded in the other comprehensive income of the consolidated statements of comprehensive loss:

	For the six months ended
	June 30, 2025	June 30, 2024
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Actuarial (gain) loss arising from changes in financial assumptions	(250)	157
Amortization recognized in net period benefit cost	(506)	(63)
Total	(756)	94

During the six months ended June 30, 2025 and 2024, the Company made cash payments of US$3.72 million and US$4.15 million, respectively, to settle part of the liabilities of the defined benefit plans.